Loss Per Common Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
(LOSS)/EARNINGS PER COMMON SHARE
NOTE 21: LOSS PER COMMON SHARE
Loss per share is calculated by dividing net loss available to common stockholders by the average number of shares of common stock of Navios Acquisition outstanding during the period.
Net loss for the year ended December 31, 2012 and 2011 was adjusted for the purposes of earnings per share calculation, for the dividends on Series B Preferred Shares and for the undistributed loss that is attributable to Series C preferred stock.

The average number of shares of common stock of Navios Acquisition for the year ended December 31, 2011 excludes the 1,378,122 contingently returnable shares of common stock issued on September 10, 2010 for the VLCC Acquisition which were deposited into a one year escrow to provide for indemnity and other claims (see note 4) until November 4, 2011 when 1,160,963 of these shares were released to the sellers and 217,159 were returned to Navios Acquisition in settlement of claims relating to representations and warranties attributable to the sellers of the VLCC Acquisition and were cancelled on December 30, 2011.
Net Loss for the year ended December 31, 2010 is adjusted for the purposes of earnings per share calculation, to reflect the inducement of the Warrant Exercise Program discussed in Note 19. The inducement resulted to the adjustment in the income available to common stockholders, for the earnings per share calculation, by $647, which represents the incremental value that was given to the warrant holders in order to exercise their warrants. The average number of shares of common stock of Navios Acquisition for the year ended December 31, 2010 excludes the 1,378,122 contingently returnable shares of common stock issued on September 10, 2010 for the VLCC Acquisition which were deposited into a one year escrow to provide for indemnity and other claims (see Note 4).
For the years ended December 31, 2012, 2011 and 2010 potential common shares and shares kept in escrow have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted loss per share.

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Numerator:
Net Loss	$(3,798)	$(3,857)	$(13,546)
Incremental fair value of securities offered to induce warrants exercise	—	—	(647)
Dividend declared on preferred shares Series B	(108)	(108)	—
Undistributed loss attributable to Series C participating preferred shares	622	587	—

Loss attributable to common stockholders	$(3,284)	$(3,378)	$(14,193)

Denominator:
Denominator for basic net loss per share — weighted average shares	40,517,413	41,409,433	32,677,318

Denominator for diluted net loss per share — adjusted weighted average shares	40,517,413	41,409,433	32,677,318

Basic net loss per share	$(0.08)	$(0.08)	$(0.43)

Diluted net loss per share	$(0.08)	$(0.08)	$(0.43)